Stock Based Compensation - Summary of Recognized Stock Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense			$ 49	$ 92
Nonemployee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 0	$ 12	49	92
Nonemployee | Restricted stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 0	$ 12	$ 49	$ 92